MARKETABLE SECURITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities
Cash and cash equivalents and marketable securities	R$ 92,857	R$ 232,821